ProShares Big Data Refiners ETF Average Annual Total Returns			12 Months Ended		25 Months Ended	33 Months Ended	38 Months Ended	39 Months Ended	51 Months Ended	60 Months Ended		74 Months Ended	78 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024 [4]	Dec. 31, 2024 [5]	Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024	[7],[8]	Dec. 31, 2024 [7]	Dec. 31, 2024 [9]	Dec. 31, 2024 [8]
FactSet Big Data Refiners Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		34.58%					3.36%
S&P Global 1200 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.97%	[1],[2]	19.16%	9.95%	7.32%	8.63% [1]	12.37%	11.38%		12.30%	11.03%	10.43%
None
Prospectus [Line Items]
Average Annual Return, Percent			33.83%					2.91%
Performance Inception Date		Sep. 29, 2021
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			33.83%					2.91%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.03%					2.23%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[7]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[8]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[9]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.